Debt - Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Total interest cost	$ 473	$ 484	$ 539
Capitalized interest, including amounts capitalized as an Allowance for Funds Used During Construction	(26)	(119)	(261)
Total interest expense, net of capitalized interest	$ 447	$ 365	$ 278